Strategic Latin America Fund
SUMMARY SECTION
Investment Objective
The investment objective of Strategic Latin America Fund (the “Fund”) is to seek income and long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section titled “Purchase Programs” on page 17 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Strategic Latin America Fund Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.00%
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase or redemption proceeds)	none
Redemption fee if redeemed within 60 days of purchase (as a percentage of amount redeemed)	2.00%
Wire fee	20
Overnight check delivery fee	15
Retirement account fees (annual maintenance and full redemption requests)	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Strategic Latin America Fund Class A
Management fees		1.10%
Distribution (Rule 12b-1) fees		0.25%
Other expenses		0.93%
Total annual fund operating expenses		2.28%
Fee waiver and/or expense reimbursements	[1]	(0.48%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[1]	1.80%
[1]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend or interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1Aand expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.80% of the average daily net assets of the Fund. This agreement is in effect until July 31, 2014, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it reimbursed for three years from the date of any such waiver or reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Strategic Latin America Fund Class A	674	1,133	1,618	2,949

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 142% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its assets in Latin American securities (i.e., equity and debt securities of Latin American companies, sovereign debt of Latin American countries, and investment companies that primarily invest in the securities of issuers in, or seek to track the performance of indices based on, Latin American markets). The Fund defines Latin American countries as countries in Central America (including Mexico) and South America, excluding the Caribbean islands. The Fund considers a company to be a Latin American company if(1) the company is organized under the laws of a country in Latin America or has its principal office in a country in Latin America; (2) at the time of investment the company derived a significant portion (i.e., 50% or more) of its total revenues during its most recently completed fiscal year from activities in the Latin America region; or (3) the company's equity securities are traded principally on stock exchanges or over-the-counter markets in Latin America. The countries in the Latin America region are generally considered to be developing or emerging market countries.

The Fund may invest up to 20% of its assets in countries outside Latin America. Although the Fund normally allocates its investments across different countries, the Fund’s investments may concentrate its investments in certain countries, which may change from time to time.

The Fund’s portfolio will be comprised of a mix of: fixed income securities with remaining maturities of up to ten years, including investment grade and high-yield (or “junk”) corporate bonds, equity securities, including common stocks, preferred stocks, convertible securities, and depository receipts without regard to the market capitalization of the issuer (i.e., large-cap, mid-cap, small-cap, and micro-cap companies); and foreign sovereign and foreign agency debt; money market instruments; exchange-traded funds (“ETFs”) that trade on U.S. and other exchanges and seek to track the performance of securities indices for the markets, sectors, and industries in which the Fund may invest directly; shares of other investment funds (to the extent permitted by applicable law); and other investments, like CDs and fixed-income linked structured notes, that the Fund’s advisor believes are likely to help the Fund achieve its investment objective. The Fund may also invest in derivatives (like swaps) with the purpose of hedging non-U.S. Dollar currency exposures and to gain exposure to markets in which the Fund may not be able to invest directly due to a scarcity of investments, local market restrictions, and other factors. A portion of the Fund’s portfolio may at times be invested in securities of issuers located in Latin America that are not traded on any exchange or in any other established secondary trading market (“unlisted securities”), to the extent permitted by applicable law (including requirements applicable to investments in illiquid securities). The Fund’s advisor expects the average portfolio maturity of the Fund’s fixed income portfolio to be approximately five years.

The Fund may have a high degree of turnover in its investment portfolio, which may increase its costs and adversely affect the Fund’s performance.

Principal Risks of Investing

Risk is inherent in all investing. A summary description of certain principal risks of investing he Fund is mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause you to lose part or all of your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective.

•  Market Risk of Equity Securities: By investing in stocks, the Fund may expose you to a sudden decline in the share price of a particular portfolio holding or to an overall decline in the stock market due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. In addition, the Fund’s equity investments may underperform particular sectors of a given market or the equity market as a whole. The value of your investment in the Fund will fluctuate daily and cyclically based on movements in the stock market and the activities of individual companies in the Fund’s portfolio.

•  Market Risk of Fixed Income Securities: The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and lower rated securities are more volatile than higher rated securities. The Fund’s debt security investments may underperform particular sectors of the debt market or the debt market as a whole.

•  Foreign Investment Risk: Foreign investment risks include foreign security risk, foreign currency risk and foreign sovereign risk. The prices of foreign securities may be more volatile than those of U.S. securities because of unfavorable economic and social conditions, political developments, and changes in the regulatory environment of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the value of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms.

•  Foreign Sovereign Risk. Foreign governments rely on taxes and other revenue sources to pay interest and principal on their debt obligations. The payment of principal and interest on these obligations may be adversely affected by a variety of factors, including economic results within the foreign country, changes in interest and exchange rates, changes in debt ratings, changing political sentiments, legislation, policy changes, a limited tax base or limited revenue sources, natural disasters, or other economic or credit problems. The Fund’s investments in American depository receipts (“ADRs”) are subject to these risks, even though ADRs are denominated in U.S. Dollars, because changes in currency and exchange rates affect the values of the issuers of ADRs. There also may be less publicly available information about a non-U.S. company than a U.S. company.

•  Emerging Market Risk: Many of the risks with respect to foreign investments are more pronounced for investments in developing or emerging market countries. Emerging market countries tend to have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed securities markets and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and may have less liquid securities markets and less efficient trading and settlement systems than the United States.

•  Latin America Risk: Because the Fund’s investments will be focused in the Latin America region, the Fund's performance is expected to be closely tied to social, political, and economic conditions within this region and may be more volatile than the performance of funds that invest in more developed countries and regions. The Fund’s performance may be particularly sensitive to social, political and economic conditions in those countries in Latin America in which the Fund’s investments are concentrated.

•  Currency Risk: The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

•  Small and Mid-Cap and Micro-Cap Company Risk: Small and mid-sized companies generally have limited track records and their shares tend to trade infrequently or in limited volumes. Investments in micro-cap companies are subject to many of the same risks associated with investments in small- and mid-cap companies, although to a greater degree given their generally much smaller size. Investment in small, mid-sized and micro-cap company stocks can be volatile and cause the value of the Fund’s investments to go up and down, sometimes abruptly or dramatically.

•  Portfolio Turnover Risk: The Fund’s turnover rate may exceed 100%. A high turnover rate (100% or more) may lead to higher transaction costs and may result in a greater number of taxable transactions which could negatively affect the Fund’s performance.

•  Preferred Stock Risk: Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to issuer-specific and market risks applicable generally to equity securities and is sensitive to changes in the issuer’s creditworthiness, the ability of the issuer to make payments on the preferred stock and changes in interest rates, typically declining in value if interest rates rise.

•  Credit Risk: The Fund may be adversely affected if the issuers of securities that the Fund holds do not make their principal or interest payments on time, if an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines.

•  Liquidity Risk: Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments that it holds or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value. This risk may be more pronounced for the Fund’s investments in developing or emerging market countries.

•  High Yield (“Junk”) Bond Risk: High yield bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds securities are less financially strong, are more likely to encounter financial difficulties and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

•  Derivative Investment Risk: The Fund’s use of derivative instruments (swaps and futures, for example) may involve other risks than those associated with investing directly in the underlying securities or currencies. Derivatives involve risks of improper valuation and ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security or currency.

•  Structured Note Risk: The value or interest rate of a structured note may increase or decrease if the value of the reference instrument or index increases. Similarly, the value of a structured note may increase or decrease if the value of the reference instrument or index decreases.

•  Unlisted/Restricted Securities Risk: Unlisted (or restricted) securities are subject to legal restrictions on their sale. Difficulty in selling these securities may result in a loss, be costly to the Fund or otherwise adversely affect the Fund.

•  Convertible Securities Risk: Convertible securities are securities that are convertible into or exchangeable for common or preferred stock. The value of convertible securities may be affected by changes in interest rates, the creditworthiness of their issuers, and the ability of those issuers to repay principal and to make interest payments.

•  Counterparty Risk: The Fund will be subject to credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives transactions (like swaps and structured notes) entered into by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

•  Other Investment Company Risk:

Investments in shares of other investment companies (including mutual funds and ETFs) will expose the Fund to the risks associated with the securities and other investments held by those other investment companies. In addition, the Fund’ ability to achieve its investment objective will depend, at least in part, upon the ability of any underlying funds to achieve their investment objectives.

•  ETF Risk:

ETFs are investment companies that generally seek to track the performance of specific securities indices. ETFs are listed on stock exchanges and can be traded throughout the day at market-determined prices. Investing in one or more ETFs will generally expose the Fund to the risks associated with owning the underlying securities the ETF is designed to track and to management and other risks associated with the ETF itself.

•  Management Risk: The skill and judgment of the Fund’s advisor in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. In addition, it is possible that political and social changes in the Latin America region could adversely affect the Fund’s advisor and its ability to manage the Fund.

Performance

The performance information provided below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns of the Fund compare with the average annual total returns of a broad-based market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart. If these charges were reflected, returns would be less than those shown.

Total Return before Taxes For each calendar year at NAV

The year-to-date return as of June 30, 2013 was -17.71%

Highest Calendar Quarter Return at NAV (non-annualized):	16.01%	Quarter Ended 3/31/12
Lowest Calendar Quarter Return at NAV (non-annualized):	(21.92)%	Quarter Ended 9/30/11

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Strategic Latin America Fund		1 Year	Since Inception	Inception Date
Class A		15.81%	3.69%	May 3, 2010
Class A - Return After Taxes on Distributions		14.17%	1.96%	May 3, 2010
Class A - Return After Taxes on Distributions and Sale of Fund Shares		11.06%	2.28%	May 3, 2010
Credit Suisse Latin America Corporate Bond Index (reflects no deduction for fees, expenses or taxes)		14.68%	10.48%	May 3, 2010
MSCI EM Latin America IMI Index (reflects no deduction for fees, expenses or taxes)		9.88%	0.64%	May 3, 2010
Custom Index (reflects no deduction for fees, expenses or taxes)	[1]	13.37%	7.41%	May 3, 2010
[1]	The Custom Index is composed of a 65% weighting in the Credit Suisse Latin America Corporate Bond Index and a 35% weighting in the MSCI EM (Emerging Markets) Latin America IMI Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2013
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
CIK	dei_EntityCentralIndexKey	0001318342
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Jul 25, 2013
Effective Date	dei_DocumentEffectiveDate	Aug 1, 2013
Prospectus Date	rr_ProspectusDate	Aug 1, 2013
Strategic Latin America Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of Strategic Latin America Fund (the “Fund”) is to seek income and long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section titled “Purchase Programs” on page 17 of this Prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-07-31
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 142% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	142.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its assets in Latin American securities (i.e., equity and debt securities of Latin American companies, sovereign debt of Latin American countries, and investment companies that primarily invest in the securities of issuers in, or seek to track the performance of indices based on, Latin American markets). The Fund defines Latin American countries as countries in Central America (including Mexico) and South America, excluding the Caribbean islands. The Fund considers a company to be a Latin American company if(1) the company is organized under the laws of a country in Latin America or has its principal office in a country in Latin America; (2) at the time of investment the company derived a significant portion (i.e., 50% or more) of its total revenues during its most recently completed fiscal year from activities in the Latin America region; or (3) the company's equity securities are traded principally on stock exchanges or over-the-counter markets in Latin America. The countries in the Latin America region are generally considered to be developing or emerging market countries.

The Fund may invest up to 20% of its assets in countries outside Latin America. Although the Fund normally allocates its investments across different countries, the Fund’s investments may concentrate its investments in certain countries, which may change from time to time.

The Fund’s portfolio will be comprised of a mix of: fixed income securities with remaining maturities of up to ten years, including investment grade and high-yield (or “junk”) corporate bonds, equity securities, including common stocks, preferred stocks, convertible securities, and depository receipts without regard to the market capitalization of the issuer (i.e., large-cap, mid-cap, small-cap, and micro-cap companies); and foreign sovereign and foreign agency debt; money market instruments; exchange-traded funds (“ETFs”) that trade on U.S. and other exchanges and seek to track the performance of securities indices for the markets, sectors, and industries in which the Fund may invest directly; shares of other investment funds (to the extent permitted by applicable law); and other investments, like CDs and fixed-income linked structured notes, that the Fund’s advisor believes are likely to help the Fund achieve its investment objective. The Fund may also invest in derivatives (like swaps) with the purpose of hedging non-U.S. Dollar currency exposures and to gain exposure to markets in which the Fund may not be able to invest directly due to a scarcity of investments, local market restrictions, and other factors. A portion of the Fund’s portfolio may at times be invested in securities of issuers located in Latin America that are not traded on any exchange or in any other established secondary trading market (“unlisted securities”), to the extent permitted by applicable law (including requirements applicable to investments in illiquid securities). The Fund’s advisor expects the average portfolio maturity of the Fund’s fixed income portfolio to be approximately five years.

The Fund may have a high degree of turnover in its investment portfolio, which may increase its costs and adversely affect the Fund’s performance.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing he Fund is mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause you to lose part or all of your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective.

•  Market Risk of Equity Securities: By investing in stocks, the Fund may expose you to a sudden decline in the share price of a particular portfolio holding or to an overall decline in the stock market due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. In addition, the Fund’s equity investments may underperform particular sectors of a given market or the equity market as a whole. The value of your investment in the Fund will fluctuate daily and cyclically based on movements in the stock market and the activities of individual companies in the Fund’s portfolio.

•  Market Risk of Fixed Income Securities: The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and lower rated securities are more volatile than higher rated securities. The Fund’s debt security investments may underperform particular sectors of the debt market or the debt market as a whole.

•  Foreign Investment Risk: Foreign investment risks include foreign security risk, foreign currency risk and foreign sovereign risk. The prices of foreign securities may be more volatile than those of U.S. securities because of unfavorable economic and social conditions, political developments, and changes in the regulatory environment of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the value of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms.

•  Foreign Sovereign Risk. Foreign governments rely on taxes and other revenue sources to pay interest and principal on their debt obligations. The payment of principal and interest on these obligations may be adversely affected by a variety of factors, including economic results within the foreign country, changes in interest and exchange rates, changes in debt ratings, changing political sentiments, legislation, policy changes, a limited tax base or limited revenue sources, natural disasters, or other economic or credit problems. The Fund’s investments in American depository receipts (“ADRs”) are subject to these risks, even though ADRs are denominated in U.S. Dollars, because changes in currency and exchange rates affect the values of the issuers of ADRs. There also may be less publicly available information about a non-U.S. company than a U.S. company.

•  Emerging Market Risk: Many of the risks with respect to foreign investments are more pronounced for investments in developing or emerging market countries. Emerging market countries tend to have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed securities markets and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and may have less liquid securities markets and less efficient trading and settlement systems than the United States.

•  Latin America Risk: Because the Fund’s investments will be focused in the Latin America region, the Fund's performance is expected to be closely tied to social, political, and economic conditions within this region and may be more volatile than the performance of funds that invest in more developed countries and regions. The Fund’s performance may be particularly sensitive to social, political and economic conditions in those countries in Latin America in which the Fund’s investments are concentrated.

•  Currency Risk: The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

•  Small and Mid-Cap and Micro-Cap Company Risk: Small and mid-sized companies generally have limited track records and their shares tend to trade infrequently or in limited volumes. Investments in micro-cap companies are subject to many of the same risks associated with investments in small- and mid-cap companies, although to a greater degree given their generally much smaller size. Investment in small, mid-sized and micro-cap company stocks can be volatile and cause the value of the Fund’s investments to go up and down, sometimes abruptly or dramatically.

•  Portfolio Turnover Risk: The Fund’s turnover rate may exceed 100%. A high turnover rate (100% or more) may lead to higher transaction costs and may result in a greater number of taxable transactions which could negatively affect the Fund’s performance.

•  Preferred Stock Risk: Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to issuer-specific and market risks applicable generally to equity securities and is sensitive to changes in the issuer’s creditworthiness, the ability of the issuer to make payments on the preferred stock and changes in interest rates, typically declining in value if interest rates rise.

•  Credit Risk: The Fund may be adversely affected if the issuers of securities that the Fund holds do not make their principal or interest payments on time, if an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines.

•  Liquidity Risk: Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments that it holds or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value. This risk may be more pronounced for the Fund’s investments in developing or emerging market countries.

•  High Yield (“Junk”) Bond Risk: High yield bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds securities are less financially strong, are more likely to encounter financial difficulties and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

•  Derivative Investment Risk: The Fund’s use of derivative instruments (swaps and futures, for example) may involve other risks than those associated with investing directly in the underlying securities or currencies. Derivatives involve risks of improper valuation and ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security or currency.

•  Structured Note Risk: The value or interest rate of a structured note may increase or decrease if the value of the reference instrument or index increases. Similarly, the value of a structured note may increase or decrease if the value of the reference instrument or index decreases.

•  Unlisted/Restricted Securities Risk: Unlisted (or restricted) securities are subject to legal restrictions on their sale. Difficulty in selling these securities may result in a loss, be costly to the Fund or otherwise adversely affect the Fund.

•  Convertible Securities Risk: Convertible securities are securities that are convertible into or exchangeable for common or preferred stock. The value of convertible securities may be affected by changes in interest rates, the creditworthiness of their issuers, and the ability of those issuers to repay principal and to make interest payments.

•  Counterparty Risk: The Fund will be subject to credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives transactions (like swaps and structured notes) entered into by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

•  Other Investment Company Risk:

Investments in shares of other investment companies (including mutual funds and ETFs) will expose the Fund to the risks associated with the securities and other investments held by those other investment companies. In addition, the Fund’ ability to achieve its investment objective will depend, at least in part, upon the ability of any underlying funds to achieve their investment objectives.

•  ETF Risk:

ETFs are investment companies that generally seek to track the performance of specific securities indices. ETFs are listed on stock exchanges and can be traded throughout the day at market-determined prices. Investing in one or more ETFs will generally expose the Fund to the risks associated with owning the underlying securities the ETF is designed to track and to management and other risks associated with the ETF itself.

•  Management Risk: The skill and judgment of the Fund’s advisor in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. In addition, it is possible that political and social changes in the Latin America region could adversely affect the Fund’s advisor and its ability to manage the Fund.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause you to lose part or all of your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The performance information provided below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns of the Fund compare with the average annual total returns of a broad-based market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart. If these charges were reflected, returns would be less than those shown.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provided below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns of the Fund compare with the average annual total returns of a broad-based market index.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Return before Taxes For each calendar year at NAV
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If these charges were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock

The year-to-date return as of June 30, 2013 was -17.71%

Highest Calendar Quarter Return at NAV (non-annualized):	16.01%	Quarter Ended 3/31/12
Lowest Calendar Quarter Return at NAV (non-annualized):	(21.92)%	Quarter Ended 9/30/11

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Year to Date Return	rr_BarChartYearToDateReturn	(17.71%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV (non-annualized):
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV (non-annualized):
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.92%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Strategic Latin America Fund | Credit Suisse Latin America Corporate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.68%
Since Inception	rr_AverageAnnualReturnSinceInception	10.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2010
Strategic Latin America Fund | MSCI EM Latin America IMI Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.88%
Since Inception	rr_AverageAnnualReturnSinceInception	0.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2010
Strategic Latin America Fund | Custom Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.37%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	7.41%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2010	[1]
Strategic Latin America Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SLATX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 60 days of purchase (as percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imststrlatin_WireFee	20
Overnight check delivery fee	imststrlatin_CheckFee	15
Retirement account fees (annual maintenance and full redemption requests)	rr_ShareholderFeeOther	15
Management fees	rr_ManagementFeesOverAssets	1.10%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.93%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.28%
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	1.80%	[2]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	674
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,133
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,618
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,949
2011	rr_AnnualReturn2011	(11.70%)
2012	rr_AnnualReturn2012	21.85%
1 Year	rr_AverageAnnualReturnYear01	15.81%
Since Inception	rr_AverageAnnualReturnSinceInception	3.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2010
Strategic Latin America Fund | Class A | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.17%
Since Inception	rr_AverageAnnualReturnSinceInception	1.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2010
Strategic Latin America Fund | Class A | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.06%
Since Inception	rr_AverageAnnualReturnSinceInception	2.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2010

[1]	The Custom Index is composed of a 65% weighting in the Credit Suisse Latin America Corporate Bond Index and a 35% weighting in the MSCI EM (Emerging Markets) Latin America IMI Index.
[2]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend or interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1Aand expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.80% of the average daily net assets of the Fund. This agreement is in effect until July 31, 2014, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it reimbursed for three years from the date of any such waiver or reimbursement.